Organization and Operations - Composition of the group (Details) - m³	Dec. 31, 2020	Apr. 01, 2019	Nov. 14, 2018	Apr. 26, 2018
GAS-three Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-four Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Cargo capacity (in cbm)	174,000	174,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%			100.00%
Cargo capacity (in cbm)	174,000			174,000
GAS-sixteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-nineteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-twenty Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-twenty one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%		100.00%
Cargo capacity (in cbm)	170,000		170,000
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%